BANK DEBT (Warrants Held by Bank) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Jun. 30, 2009	Jun. 29, 2009
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of common shares callable under warrant agreement	9,411,300	8,000,000
Exercise price of warrants	1.0	1.18
Expiration dates of warrants	Jun. 30, 2014
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of common shares callable under warrant agreement	2,500,000	1,411,300
Exercise price of warrants	1.40	1.18
Expiration dates of warrants	Jun. 30, 2014
Warrant One and Two [Member]
Class of Warrant or Right [Line Items]
The change in the incremental fair value of the modified bank warrants, deducted from the carrying amount of bank debt	$ 2,493